Income Taxes - Schedule of Effective Tax Rate (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule Of Effective Tax Rate Abstract
HK federal statutory tax rate	16.50%	16.50%	16.50%
Effect of the HK preferential tax rate	0.16%	(0.41%)	(0.56%)
Other differences	(0.66%)	1.40%	1.79%
Over-provision in prior year	0.06%	0.16%
Effect of income tax rate difference in other jurisdictions	17.68%	(0.11%)	(0.03%)
Exchange rate conversion difference	0.01%	(0.14%)
Effective tax rate	(1.61%)	17.40%	17.70%